Income Taxes - Components of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Income Taxes
Current	¥ 36,458	$ 5,324	¥ 138,552	¥ 125,739
Deferred	(74,243)	(10,842)	(17,011)	(17,260)
Income tax expense/(benefit)	¥ (37,785)	$ (5,518)	¥ 121,541	¥ 108,479